FAIR VALUE MEASUREMENTS - Narrative (Details) $ in Millions	Jul. 28, 2024 USD ($)
Donatelle Plastics
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum accumulated earn-out payments	$ 85